Document And Entity Information	6 Months Ended
Sep. 30, 2024
Document Information Line Items
Entity Central Index Key	0001858007
Document Type	S-4
Entity Registrant Name	GOLDENSTONE ACQUISITION LIMITED
Entity Incorporation, State or Country Code	DE
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false